COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16	-	COMMITMENTS AND CONTINGENCIES

A.	Commitments and Contingencies Relating to Fab 2

(1)
Facility Agreement

Liens

The Company has liens on its assets. For Liens regarding Tower's Facility Agreement, see Note 12B, for liens relating to Jazz Credit Line Agreement, see Note 12C.

Offer by the Israeli Banks

If one or more of certain bankruptcy related events occur, the Israeli Banks are entitled to bring a firm offer made by a potential investor to purchase Tower's ordinary shares (“the Offer”) at a price provided in the Offer. In such case, Tower shall be required thereafter to procure a rights offering to invest up to 30% of the amount of the Offer on the same terms. If the Offer is conditioned on the offeror purchasing a majority of Tower's outstanding share capital, the rights offering will be limited to allow for this as stipulated in the Facility Agreement as amended.

For further details in regard to the Facility Agreement, see Note 12B.

(2)	Approved Enterprise Status For details regarding Approved Enterprise Status relating to Fab 2, see Note 20A and Note 8B.

B.	License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company's total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

C.	Leases

Tower's administrative offices and corporate headquarters, Fab 1 and Fab 2 manufacturing operations are located in a building complex situated in an industrial park in Migdal Ha'emek, in the northern part of Israel. The premises where the administrative offices and Fab 1 are located are under a long-term lease from the ILA, which expires in 2032. Tower has no obligation for lease payments related to this lease through the year 2032. Tower entered into a long-term lease agreement with the ILA relating to Fab 2 for a period ending in 2049. The lease payments through 2049 relating to this lease have been paid in advance and are expensed through the operational lease period.

Tower occupies certain other premises under various operating leases. The obligations under such leases were not material as of December 31, 2014.

Jazz leases its fabrication facilities under lease contracts that may be extended until 2027, through the exercise of options at Jazz's sole discretion to extend the lease periods from 2017 to 2022 and from 2022 to 2027. In the amendments to its leases, Jazz secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its fabrication operations. In addition, the most recent lease amendment set forth certain obligations of Jazz and the landlord, including certain noise abatement actions at the fabrication facility.

Aggregate rental expense under Jazz operating leases, was approximately $2,600 for the year ended December 31, 2014 and approximately $2,400 for each of the years ended 2013 and 2012,  respectively.

Future minimum payments under non-cancelable operating building lease are as follows:

	2015	2016	2017	2018	2019	Total
Operating leases	$2,665	$2,674	$851	$413	$383	$6,986

In 2014, TPSCo entered into a 5-year lease agreement with Panasonic to lease the building and facilities of its 3 fabs in Hokuriko, Japan for the manufacturing business of TPSCo. The parties agreed to have good faith discussions regarding the terms and conditions for extension of the term of the lease agreement, taking into account the terms provided thereunder prior to the expiration thereof and the fair market prices existing at the time of the extension

Future minimum payments under non-cancelable operating building and facilities lease are as follows:

	2015	2016	2017	2018	2019	Total
Operating leases	$13,273	$12,771	$11,558	$10,913	$2,590	$51,105

D.	Other Principal Agreements

The Company, from time to time in the ordinary course of business, enters into long-term agreements with various entities for the joint development of products and processes utilizing technologies owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.

E.	Environmental Affairs

The Company's operations are subject to a variety of laws and state and governmental regulations relating to the use, discharge and disposal of toxic or otherwise hazardous materials used in the production processes. Operating permits and licenses are required for the operation of the Company's facilities and these permits and licenses are subject to revocation, modification and renewal. Government authorities have the power to enforce compliance with these regulations, permits and licenses. As of the approval date of the financial statements, the Company is not aware of any noncompliance with the terms of said permits and licenses.

F.	Trusted Foundry Manufacturer for the Defense Security Service of the United States Department of Defense and Special Security Agreement with DSS

In connection with the company's aerospace and defense business, its facility in New Port Beach, CA, has a security clearance and a trusted foundry status. It is considered a “Trusted Foundry” under the U.S Government and aerospace and defense business definitions. Since 2008, the Company and Jazz have worked with the Defense Security Service of the United States Department of Defense ("DSS") to re-gain the company's trusted foundry clearance and mitigate any concern of foreign ownership, control or influence over the operations of Jazz specifically  relating to protection of classified information and prevention of potential unauthorized access thereto by creating Jazz Semiconductor Trusted Foundry ("JSTF") as a subsidiary of Jazz (which is a subsidiary of the Company) and limiting possession of all classified information solely to JSTF.  Tower and Jazz have further agreed to operate JSTF under a special security agreement signed with DSS.

G.	Other Commitments

Receipt of certain research and development grants from the government of Israel is subject to various conditions. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received. In Tower's opinion, Tower has been in full compliance with the conditions through December 31, 2014. For details in regard to Investment Center grants, see Note 8B.